Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 1,920,577	$ 553,023	$ 671,460
Adjustments to reconcile net income to net cash provided by operating activities:
Interest sensitive and index product benefits	554,871	2,231,567	1,543,270
Amortization of deferred sales inducements	181,970	191,884	438,164
Annuity product charges	(230,354)	(242,631)	(251,227)
Change in fair value of embedded derivatives	(2,352,598)	(358,302)	(1,286,787)
Change in traditional life and accident and health insurance reserves	(83,456)	83,734	8,694
Policy acquisition costs deferred	(199,075)	(309,683)	(255,154)
Amortization of deferred policy acquisition costs	284,011	306,370	649,554
Provision for depreciation and other amortization	14,185	5,527	5,199
Amortization of discounts and premiums on investments	2,640	19,861	57,437
Loss on extinguishment of debt	0	0	2,024
Realized gains/losses on investments	47,848	13,242	80,680
Change in fair value of derivatives	1,138,127	(1,348,704)	(34,668)
Distributions from equity method investments	4,090	12,409	1,968
Deferred income taxes	490,926	149,431	141,071
Share-based compensation	15,827	24,601	10,215
Change in accrued investment income	(52,754)	(47,015)	74,744
Change in income taxes recoverable/payable	111,088	(165,724)	(1,291)
Change in other assets	2,852	(5,085)	(849)
Change in other policy funds and contract claims	279,936	(19,809)	(21,865)
Change in market risk benefits, net	(22,915)	208,257	0
Change in collateral held for derivatives	(851,971)	17,423	(72,413)
Change in collateral held for securities lending	0	0	(495,039)
Change in funds withheld from reinsurers	931,600	3,124,740	0
Change in other liabilities	9,033	(224,171)	38,995
Other	(152,639)	12,219	804
Net cash provided by operating activities	2,043,819	4,233,164	1,304,986
Sales, maturities, or repayments of investments:
Fixed maturity securities, available for sale	9,691,210	4,490,736	8,291,316
Mortgage loans on real estate	1,916,328	862,666	378,812
Derivative instruments	584,055	2,260,959	860,520
Other investments	739,027	368,837	4,324
Acquisitions of investments:
Fixed maturity securities, available for sale	(8,894,629)	(9,206,733)	(2,429,114)
Mortgage loans on real estate	(3,092,385)	(2,386,712)	(1,121,756)
Real estate investments acquired	(724,484)	(335,767)	0
Derivative instruments	(790,229)	(748,061)	(730,333)
Other investments	(1,842,843)	(1,512,123)	(105,925)
Purchases of property, furniture and equipment	(40,961)	(18,109)	(13,240)
Net cash provided by (used in) investing activities	(2,454,911)	(6,224,307)	5,134,604
Financing activities
Receipts credited to annuity policyholder account balances	3,316,221	5,910,024	3,648,936
Coinsurance deposits	(186,637)	(3,187,332)	430,644
Return of annuity policyholder account balances	(5,257,487)	(5,145,193)	(4,040,054)
Repayment of loan payable	(3,750)	0	0
Proceeds from issuance of loan payable	300,000	0	0
Repayment of subordinated debentures	0	0	(81,450)
Proceeds from issuance of common stock, net	253,978	4,854	338,061
Acquisition of treasury stock	(566,567)	(99,415)	(165,094)
Proceeds from issuance of preferred stock, net	0	0	290,260
Change in checks in excess of cash balance	39,901	(3,210)	3,611
Dividends paid on common stock	(30,205)	(31,450)	(28,859)
Dividends paid on preferred stock	(43,675)	(43,675)	(33,515)
Net cash provided by (used in) financing activities	(2,178,221)	(2,595,397)	362,540
Increase (decrease) in cash and cash equivalents	(2,589,313)	(4,586,540)	6,802,130
Cash and cash equivalents at beginning of year	4,508,982	9,095,522	2,293,392
Cash and cash equivalents at end of year	1,919,669	4,508,982	9,095,522
Cash paid during the year for:
Interest expense	36,289	30,000	31,427
Income taxes	4,873	165,537	4,842
Income tax refunds received	98,644	0	0
Non-cash operating activity:
Deferral of sales inducements	$ 107,691	$ 95,161	$ 93,610